UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F


                               FORM 13F COVER PAGE

            Report for the Calendar Year or Quarter Ended:   June 30, 2007
                                                           -----------------

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.):
            |_| is a restatement.
            |_| adds new holdings entries.


Institutional Investment Manager Filing this Report:

      Name:                   GREEN STREET INVESTORS, LLC

      Address:                2901 W. COAST HIGHWAY
                              SUITE 200 #23-24
                              NEWPORT BEACH, CALIFORNIA 92663

      13F File Number:        028-12448


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

      Name:                   Patrick Burns

      Title:                  Reporting Agent

      Phone:                  310-275-7300

      Signature, Place, and Date of Signing:

      /s/ Patrick Burns       Beverly Hills, CA       08/22/2007
      --------------------    ------------------      ----------------
      (Signature)             (City, State)           (Date)


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                                    0

Form 13F Information Table Entry Total:                              24

Form 13F Information Value Total (thousands):                $87,373.82


List of Other Included Managers:                                   NONE

Form 13F-HR Information Table

COLUMN 1                      COLUMN 2   COLUMN 3    COLUMN 4         COLUMN 5          COLUMN 6     COLUMN 7         COLUMN 8
---------------------------- ---------   ---------  ----------   -------------------   ----------    --------   -------------------
                              Title of                VALUE      SHRS OR   SH/  PUT/   INVESTMENT     OTHER       VOTING AUTHORITY
Name of Issuer                  Class      CUSIP     (x$1000)    PRN AMT   PRN  CALL   DISCRETION    MANAGERS   SOLE  SHARED   NONE

AMB PPTY CORP                    COM     00163T109   6,742.97  126,700.00  SH           YES          NONE       YES
AMERICAN CAMPUS CMNTYS INC       COM     24835100      398.89   14,100.00  SH           YES          NONE       YES
APARTMENT INVT & MGMT CO
  CL A                           COM     03748R101   4,885.70   96,900.00  SH           YES          NONE       YES
AVALONBAY CMNTYS INC             COM     053484101   8,392.93   70,600.00  SH           YES          NONE       YES
BROOKFIELD PPTYS CORP            COM     112900105   3,435.00  141,300.00  SH           YES          NONE       YES
CAMDEN PPTY TR SH BEN INT        COM     133131102   3,676.65   54,900.00  SH           YES          NONE       YES
DEVELOPERS DIVERSIFIED RLTY
  CORP                           COM     251591103   4,169.36   79,100.00  SH           YES          NONE       YES
EQUITY LIFESTYLE PPTYS INC       COM     29472R108     454.05    8,700.00  SH           YES          NONE       YES
FEDERAL RLTY INVT TR SH BEN
INT NEW 1 COM & 1 TAKEOVER
  RT EFF:                        COM     313747206   2,765.91   35,800.00  SH           YES          NONE       YES
HEALTH CARE PPTYS INVS INC       COM     421915109   4,993.32  172,600.00  SH           YES          NONE       YES
HOST HOTELS & RESORTS, INC.      COM     44107P104   3,185.94  137,800.00  SH           YES          NONE       YES
KILROY REALTY CORP               COM     49427F108   1,239.70   17,500.00  SH           YES          NONE       YES
LIBERTY PPTY TR SH BEN INT       COM     531172104   2,130.61   48,500.00  SH           YES          NONE       YES
MACERICH CO                      COM     554382101   7,426.04   90,100.00  SH           YES          NONE       YES
MARRIOTT INTERNATIONAL INC
  CLASS A                        COM     571903202   4,107.80   95,000.00  SH           YES          NONE       YES
NATIONWIDE HEALTH PPTYS INC      COM     638620104   2,040.00   75,000.00  SH           YES          NONE       YES
PENNSYLVANIA REAL ESTATE
  INVT TR SH BEN INT             COM     709102107   1,879.59   42,400.00  SH           YES          NONE       YES
PUBLIC STORAGE INC               COM     74460D109   3,479.95   45,300.00  SH           YES          NONE       YES
REGENCY CENTERS CORP             COM     758849103   3,087.90   43,800.00  SH           YES          NONE       YES
SL GREEN REALTY CORP             COM     78440X101   3,927.31   31,700.00  SH           YES          NONE       YES
STRATEGIC HOTELS & RESORTS
  INC                            COM     86272t106     418.31   18,600.00  SH           YES          NONE       YES
TAUBMAN CTRS INC COM             COM     876664103   4,177.16   84,200.00  SH           YES          NONE       YES
VORNADO REALTY TRUST             COM     929042109   9,775.76   89,000.00  SH           YES          NONE       YES
WELLS FARGO SHORT-TERM
  INVESTMENT FUND G              COM     PF9980004     582.97  283,351.01  SH           YES          NONE       YES